Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share
The following table presents a reconciliation of profit and share data used in the basic earnings per share (“EPS”) computations for the dates indicated:

	December 31,
	2023	2022	2021
(Thousands of US$ dollars)
Profit for the year	166,158	92,040	62,697

(U.S. dollars)
Basic earnings per share	4.55	2.54	1.62

(Thousands of shares)
Weighted average of common shares outstanding applicable to basic EPS	36,481	36,304	38,796